Summary of significant accounting policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Polices [Line Items]
Lease Term		12 months	12 months
Cash Flows From Used In Operating Activities		¥ (580,696)	$ (84,193)	¥ (219,114)	¥ (56,940)
Total cash consideration		556,356	80,663
Payments for share issue costs		208,700
Borrowings		503,155		¥ 0
Foreign currency translation		¥ 25,100	$ 3,600
Series A convertible redeemable preference shares
Summary of Significant Accounting Polices [Line Items]
Total cash consideration	¥ 556,400
Bottom of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term		6 months	6 months
Top of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term		5 years	5 years